GOVERNMENT CONTRIBUTION PLAN (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 54,403	$ 22,098	$ 0